Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease expense [Abstract]
Operating lease	$ 6,126	$ 5,085	$ 4,544
Short-term lease	297	264	34
Total lease expense	$ 6,423	$ 5,349	$ 4,578